Loans	12 Months Ended
Dec. 31, 2011
Loans
7.	Loans

The following table set forth details of the Bank’s loan portfolio:

(In thousands of US$)	December 31,
	2011	2010

Corporations:
Private	2,089,520	1,772,232
State-owned	232,893	312,154
Banking and financial institutions:
Private	1,716,406	1,381,266
State-owned	447,757	319,796
Middle-market companies:
Private	445,731	224,758
Sovereign	27,266	54,126
Total	4,959,573	4,064,332

The composition of the loan portfolio by industry is as follows:

(In thousands of US$)	December 31,
	2011	2010

Banking and financial institutions	2,164,163	1,701,062
Industrial	967,929	894,355
Oil and petroleum derived products	645,875	616,708
Agricultural	730,119	548,894
Mining	37,723	111,639
Services	264,895	61,587
Sovereign	27,266	54,126
Others	121,603	75,961
Total	4,959,573	4,064,332

Loans classified by debtor’s credit quality indicators are as follows:

(In thousands of US$)	December 31, 2011
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,057,520	232,893	1,716,406	447,757	445,731	27,266	4,927,573
7	-	-	-	-	-	-	-
8	24,000	-	-	-	-	-	24,000
9	8,000	-	-	-	-	-	8,000
10	-	-	-	-	-	-	-
Total	2,089,520	232,893	1,716,406	447,757	445,731	27,266	4,959,573

(In thousands of US$)	December 31, 2010
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	1,744,232	312,154	1,381,266	319,796	223,756	54,126	4,035,330
7	-	-	-	-	-	-	-
8	28,000	-	-	-	1,002	-	29,002
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	1,772,232	312,154	1,381,266	319,796	224,758	54,126	4,064,332

(1)	Current ratings as of December 31, 2011 and 2010, respectively.

The remaining loan maturities are summarized as follows:

(In thousands of US$)	December 31,
	2011	2010
Current:
Up to 1 month	395,091	473,836
From 1 month to 3 months	1,110,307	705,147
From 3 months to 6 months	1,095,632	942,989
From 6 months to 1 year	767,526	718,649
From 1 year to 2 years	539,077	463,969
From 2 years to 5 years	1,000,486	703,397
More than 5 years	18,654	27,343
	4,926,773	4,035,330

Delinquent	800	-

Restructured and impaired:
Current balances with impairment	32,000	28,000
Past due balances with impairment	-	1,002
	32,000	29,002

Total	4,959,573	4,064,332

The following table provides a breakdown of loans by country risk:

(In thousands of US$)	December 31,
	2011	2010
Country:
Argentina	389,591	237,062
Brazil	1,852,152	1,582,761
Chile	376,297	328,447
Colombia	734,213	584,549
Costa Rica	109,263	87,537
Dominican Republic	118,275	135,291
Ecuador	21,676	18,121
El Salvador	21,098	39,036
Germany	5,000	-
Guatemala	161,107	92,104
Honduras	45,509	37,518
Jamaica	1,768	64,457
Mexico	416,353	403,829
Netherlands	20,000	-
Nicaragua	9,995	-
Panama	118,526	47,485
Paraguay	30,286	-
Peru	341,784	343,135
Spain	340	-
Trinidad and Tobago	76,340	63,000
Uruguay	110,000	-
	4,959,573	4,064,332

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
(In thousands of US$)	2011	2010

Fixed interest rates	2,360,115	2,003,631
Floating interest rates	2,599,458	2,060,701
	4,959,573	4,064,332

As of December 31, 2011 and 2010, 84% and 88%, respectively, of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The following is a summary of information in non-accruing loans, and interest amounts on non-accruing loans:

(In thousands of US$)	December 31,
	2011	2010	2009

Loans in non-accrual status
Private corporations	32,000	28,000	39,000
Private middle-market companies	-	1,002	11,534
Total loans in non-accrual status	32,000	29,002	50,534

Foregone interest revenue at beginning of the year	996	928	-
Interest which would have been recorded if the loans had not been in a non-accrual status	2,325	3,403	1,775
Interest income collected on non-accruing loans	(2,375)	(3,335)	(847)
Foregone interest revenue at end of the year	946	996	928

An analysis of non-accruing loans with impaired balances as of December 31, 2011 and 2010 is detailed as follows:

(In thousands of US$)	December 31, 2011			2011
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	32,000	32,000	14,800	26,860	2,375
Total	32,000	32,000	14,800	26,860	2,375

(In thousands of US$)	December 31, 2010			2010
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	28,000	28,000	11,200	29,151	2,492
Private middle-market companies	1,002	1,002	300	887	-
Total	29,002	29,002	11,500	30,038	2,492

As of December 31, 2011 and 2010, there were no impaired loans without related allowance.

As of December 31, 2011 and 2010, the Bank did not have any troubled debt restructurings.

The following table presents an aging analysis of the loan portfolio:

(In thousands of US$)	December 31, 2011
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,322,413	2,322,413
Banking and financial institutions	-	-	-	-	-	-	2,164,163	2,164,163
Middle-market companies	-	-	-	-	-	800	444,931	445,731
Sovereign	-	-	-	-	-	-	27,266	27,266
Total	-	-	-	-	-	800	4,958,773	4,959,573

(In thousands of US$)	December 31, 2010
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,084,386	2,084,386
Banking and financial institutions	-	-	-	-	-	-	1,701,062	1,701,062
Middle-market companies	-	-	-	1,002	1,002	-	223,756	224,758
Sovereign	-	-	-	-	-	-	54,126	54,126
Total	-	-	-	1,002	1,002	-	4,063,330	4,064,332

As of December 31, 2011 and 2010, the Bank has credit transactions in the normal course of business with 29% and 25%, respectively, of its Class “A” and “B” stockholders (see Note 15). All transactions are made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and are subject to all of the Bank’s corporate governance and control procedures. As of December 31, 2011 and 2010, approximately 19% and 15%, respectively, of the outstanding loan portfolio is placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2011, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

During the years 2011 and 2010, the Bank sold loans with a book value of $9.3 million and $20 million, respectively, with a net gain of $64 thousand and $201 thousand, respectively.